FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) - Put option - SAAG [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance	R$ 636	R$ 536	R$ 483
Adjustment to fair value	36	100	53
Balance	R$ 672	R$ 636	R$ 536